PROVISIONS - Additional Information (Details) £ in Millions	6 Months Ended
	Jun. 30, 2025 GBP (£) branch employee cafe	Jun. 30, 2024 GBP (£)	Jul. 25, 2025 GBP (£)	Dec. 31, 2024 GBP (£)
Disclosure of other provisions [line items]
Provisions	£ 639			£ 611
Additional provisions	£ 299
Branch Transformation Project
Disclosure of other provisions [line items]
Number of branch closures | branch	95
Number of branches | branch	349
Number of work cafes with support provided | cafe	5
Forecast | Branch Transformation Project
Disclosure of other provisions [line items]
Number of employees at risk for redundancy | employee	750
Full service branches | Branch Transformation Project
Disclosure of other provisions [line items]
Number of branches | branch	290
Reduced hours branches | Branch Transformation Project
Disclosure of other provisions [line items]
Number of branches | branch	36
Counter free branches | Branch Transformation Project
Disclosure of other provisions [line items]
Number of branches | branch	18
AXA France | Major litigation
Disclosure of other provisions [line items]
Amount awarded to other party for damages			£ 515
Amount awarded to other party for interest			£ 162
Interest refund customer remediation
Disclosure of other provisions [line items]
Provisions	£ 287
Regulatory levies and fees
Disclosure of other provisions [line items]
Provisions	68			2
Additional provisions	93	£ 41
Regulatory levies and fees | FCA
Disclosure of other provisions [line items]
Additional provisions	48	0
Operational risk provisions
Disclosure of other provisions [line items]
Additional provisions	71	71
Fraud losses
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Additional provisions	54	£ 54
Restructuring
Disclosure of other provisions [line items]
Provisions	54			£ 18
Additional provisions	68
Restructuring | Branch Transformation Project
Disclosure of other provisions [line items]
Additional provisions	63
Restructuring | Branch Transformation Project | Redundancy provision
Disclosure of other provisions [line items]
Additional provisions	25
Restructuring | Branch Transformation Project | Property provisions
Disclosure of other provisions [line items]
Additional provisions	17
Restructuring | Branch Transformation Project | Impairment of property
Disclosure of other provisions [line items]
Additional provisions	£ 21